Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Consolidated Statements of Cash Flows [Abstract]
Payments of Stock Issuance Costs	$ 18,404